DIRECTORS' AND SUPERVISORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2020
Significant related party transactions
Schedule of directors' and supervisors' remuneration

	December 31, 2018	December 31, 2019	December 31, 2020
Fees	756	780	683
Basic salaries, housing fund, other allowances and benefits in kind	1,849	4,665	4,183

Pension costs	234	513	20
	2,839	5,958	4,886

Schedule of remuneration of each director and supervisor

The remuneration of each director and supervisor of the Company for  the year ended December 31, 2020 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total
Executive Directors:
Lu Dongliang (Note (i))	—	—	—	—	—
He Zhihui (Note (ii))	—	866	—	37	903
Jiang Yinggang (Note (iii))	—	562	—	31	593
Zhu Runzhou	—	894	—	44	938
	—	2,322	—	112	2,434

Non-executive Directors:
Ao Hong	—	—	—	—	—
Wang Jun (Note (iv))	50	—	—	—	50
Chen Lijie	211	—	—	—	211
Lie-A-Cheong Tai-Chong, David	211	—	—	—	211
Hu Shihai	211	—	—	—	211
	683	—	—	—	683
Supervisors:
Ye Guohua	—	—	—	—	—
Ou Xiaowu (Note (v))	—	134	—	7	141
Shan shulan	—	—	—	—	—
Guan Xiaoguang	—	770	—	44	814
Yue Xuguang	—	770	—	44	814
Total	—	1,674	—	95	1,769

The remuneration of each director and supervisor of the Company for  the year ended December 31, 2019 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	total
Executive Directors:
Lu Dongliang (Note (i))	—	—	—	—	—
He Zhihui (Note (ii))	—	885	—	73	958
Jiang Yinggang (Note (iii))	—	889	—	88	977
Zhu Runzhou	—	833	—	88	921
	—	2,607	—	249	2,856

Non-executive Directors:
Ao Hong	—	—	—	—	—
Wang Jun (Note (iv))	150	—	—	—	150
Chen Lijie	210	—	—	—	210
Lie-A-Cheong Tai-Chong, David	210	—	—	—	210
Hu Shihai	210	—	—	—	210
	780	—	—	—	780
Supervisors:
Ye Guohua	—	—	—	—	—
Ou Xiaowu (Note (v))	—	—	—	—	—
Shan shulan	—	—	—	—	—
Guan Xiaoguang	—	710	—	88	798
Yue Xuguang	—	770	—	88	858
Wu Zuoming	—	578	—	88	666
Total	—	2,058	—	264	2,322

The remuneration of each director and supervisor of the Company for the year ended December 31, 2018 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total

Executive Directors:
Yu Hehui	—	—	—	—	—
Lu Dongliang (Note (i))	—	—	—	—	—
Jiang Yinggang (Note (iii))	—	762	—	90	852
Zhu Runzhou	—	438	—	54	492
	—	1,200	—	144	1,344

Non-executive Directors:
Ao Hong	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun (Note (iv))	150	—	—	—	150
Chen Lijie	202	—	—	—	202
Lie-A-Cheong Tai-Chong, David	202	—	—	—	202
Hu Shihai	202	—	—	—	202
	756	—	—	—	756
Supervisors:
Liu Xiangmin	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	649	—	90	739
Total	—	649	—	90	739

Notes:

(i)	On May 14, 2020, Mr. Lu Dongliang has resigned as chairman and executive director of the Company.
(ii)	On October 21, 2020, Mr. He Zhihui has resigned as an executive director and president of the Company.
(iii)	On August 31, 2020, Mr. Jiang Yinggang has passed away due to illness.
(iv)

Since May 2020, Mr. Wang Jun has issued a voluntary waiver of director's remuneration to the Company who has voluntarily waived his remuneration as a result of his service as a director of the Board of the Company.

(v)

On October 22, 2020, Mr. Ou Xiaowu resigned as a supervisor of the Company and was reassigned to the Company as the deputy secretary of the party committee and the secretary of the disciplinary committee.

Schedule of remuneration payable to the remaining two highest paid individuals

	December 31, 2018	December 31, 2019	December 31, 2020
Basic salaries, housing fund, other allowances and benefits in kind	1,305	1,670	1,620
Discretionary bonuses	—	—	—

Pension costs	165	137	8
	1,470	1,807	1,628

Schedule of remuneration of the directors and supervisors of the Company whose remuneration fell within the following band

	Number of individuals
	December 31, 2018	December 31, 2019	December 31, 2020
Nil to RMB1,000,000	12	14	14

Directors and supervisors
Significant related party transactions
Schedule of remuneration of the directors and supervisors of the Company whose remuneration fell within the following band

	Number of employees
	December 31,	December 31,	December 31,
	2018	2019	2020
Nil to RMB1,000,000	2	2	3